Equity Method Investments - Exmar LPG Joint Venture - Additional Information (Detail) € in Millions	1 Months Ended
	Jun. 30, 2015 USD ($) Agreement	Mar. 31, 2013 USD ($)	Feb. 28, 2013 USD ($)	Dec. 31, 2015 USD ($) Vessel	Dec. 31, 2015 EUR (€) Vessel	Dec. 31, 2014 USD ($)	Jul. 31, 2013 USD ($)	Nov. 01, 2012
Schedule of Equity Method Investments [Line Items]
Percentage of ownership in joint venture				100.00%	100.00%
Pro rata share of existing debt and lease obligations				$ 1,999,209,000		$ 1,906,981,000
Reducing principal amount of interest rate swaps				$ 76,100,000	€ 70.1
Interest rate swap agreements [Member]
Schedule of Equity Method Investments [Line Items]
Reducing principal amount of interest rate swaps							$ 70,400,000
Exmar LPG Joint Venture [Member]
Schedule of Equity Method Investments [Line Items]
Number of vessels | Vessel				20	20
Percentage of ownership in joint venture	50.00%		50.00%	50.00%	50.00%			50.00%
Investments in joint venture			$ 133,100,000
Difference between carrying amount and book value			(6,000,000)
Carrying value of guarantee liability	$ 1,700,000			$ 1,500,000
Exmar LPG Joint Venture [Member] | LIBOR [Member]
Schedule of Equity Method Investments [Line Items]
Interest bearing percentage				0.50%	0.50%
Exmar LPG Joint Venture [Member] | Maximum [Member]
Schedule of Equity Method Investments [Line Items]
Number of interest rate swap agreements | Agreement	3
Exmar LPG Joint Venture [Member] | Maturing In 2021 [Member]
Schedule of Equity Method Investments [Line Items]
Long-term debt facility	$ 460,000,000
Exmar LPG Joint Venture [Member] | Maturing In 2021 [Member] | LIBOR [Member]
Schedule of Equity Method Investments [Line Items]
Interest bearing percentage	1.90%
Exmar LPG Joint Venture [Member] | Interest rate swap agreements [Member]
Schedule of Equity Method Investments [Line Items]
Principal amount	$ 375,700,000
Reducing principal amount of interest rate swaps				$ 161,200,000
Exmar LPG Joint Venture [Member] | Interest rate swap agreements [Member] | Minimum [Member]
Schedule of Equity Method Investments [Line Items]
LIBOR-based interest for the payment of a fixed rate of interest	1.69%
Exmar LPG Joint Venture [Member] | Interest rate swap agreements [Member] | Maximum [Member]
Schedule of Equity Method Investments [Line Items]
LIBOR-based interest for the payment of a fixed rate of interest	1.84%
Exmar LPG Joint Venture [Member] | In-Chartered [Member]
Schedule of Equity Method Investments [Line Items]
Number of vessels | Vessel				2	2
Exmar LPG Joint Venture [Member] | Pro rata share [Member] | Secured Debt [Member]
Schedule of Equity Method Investments [Line Items]
Pro rata share of existing debt and lease obligations			$ 108,000,000
Exmar LPG Joint Venture [Member] | Exmar [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of ownership in joint venture			50.00%					50.00%
Exmar LPG Joint Venture [Member] | Teekay Corporation [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of ownership in joint venture		50.00%
Acquisition fee paid		$ 2,700,000	$ 2,700,000
Exmar LPG Joint Venture [Member] | Newbuildings [Member]
Schedule of Equity Method Investments [Line Items]
Number of vessels | Vessel				7	7